Income Tax expense - Summary of Group Reports Income Taxes in the Income Statement (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Nominal tax rate	(25.00%)	(29.58%)	(29.58%)
United States of America, Dollars
Statement [Line Items]
Nominal tax rate	(22.83%)
Belgian [Member]
Statement [Line Items]
Nominal tax rate	(29.58%)